                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2005

Check here if Amendment [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners, LLC
Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick DeGraca
Title: Chief Financial Officer
Phone: 212-332-5195

Signature, Place, and Date of Signing:

        Pat DeGraca                   New York, NY                10/19/05
---------------------------     -----------------------     --------------------
        [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name
     --------------------       ----
     28-
        ------------------      ----------------------------------

     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 17,397,409

Form 13F Information Table Value Total:    705,881
                                        ----------
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     Form 13F File Number    Name
     ---     --------------------    ----
             28-
     ----       -----------------    ----------------------------------

     [Repeat as necessary.]

                                                                            SH/ PUT/ Investment  Other     Voting   Voting   Voting
          SECURITY              Title of Class    CUSIP    Value    Shares  PRN CALL Discretion Managers    Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
3M COMPANY USD COM             Common           88579Y101     2236    30800 SH          Sole                     0      0     30800
ADOBE SYSTEMS                  Common           00724F101     2522    84488 SH          Sole                 84488      0         0
ALTRIA GROUP INC USD COM       Common           02209S103      742    10000 SH          Sole                     0      0     10000
AMAZON.COM INC                 Common           023135106     3416    75400 SH          Sole                 75400      0         0
AO TATNEFT REG S ADR           Common           03737P306      869    13512 SH          Sole                 13512      0         0
AUTODESK INC                   Common           052769106     2637    56774 SH          Sole                 56774      0         0
BANCO BRADESCO-SPONS ADR       Common           059460303     1773    36242 SH          Sole                 36242      0         0
BANCO ITAU SA ADR              Common           059602201      751     6332 SH          Sole                  6332      0         0
BEAR STEARNS                   Common           073902108     1021     9300 SH          Sole                  9300      0         0
BMC SOFTWARE INC               Common           055921100     2438   115558 SH          Sole                115558      0         0
BRISTOL MYERS SQUIBB USD .10
 COM                           Common           110122108      766    32000 SH          Sole                     0      0     32000
BURLINGTON RESOURCES INC USD
 COM                           Common           122014103     7647    92400 SH          Sole                     0      0     92400
CATERPILLAR INC USD COM        Common           149123101     5605    95000 SH          Sole                     0      0     95000
CENTEX STK                     Common           152312104     4095    63415 SH          Sole                 63415      0         0
CHAMPION ENTR STK              Common           158496109      549    37141 SH          Sole                 37141      0         0
CHARLES SCHWAB CORP            Common           808513105     2296   159100 SH          Sole                159100      0         0
CHEVRON CORP                   Common           166764100    13951   215665 SH          Sole                182115      0     33550
CHUBB CORP USD COM             Common           171232101     2669    30000 SH          Sole                     0      0     30000
CISCO SYSTEMS INC USD COM      Common           17275R102     3016   170000 SH          Sole                     0      0    170000
CITIGROUP INC USD COM          Common           172967101     3102    68150 SH          Sole                     0      0     68150
CITRIX SYSTEMS INC             Common           177376100     2467    98148 SH          Sole                 98148      0         0
CLEVELAND CLIFFS INC USD COM   Common           185896107     4568    53000 SH          Sole                     0      0     53000
CNA FINANCIAL CORP USD COM     Common           126117100      881    30000 SH          Sole                     0      0     30000
COCA-COLA CO USD COM           Common           191216100     1430    33100 SH          Sole                     0      0     33100
COLGATE-PALMOLIVE CO USD COM   Common           194162103      238     4500 SH          Sole                     0      0      4500
COMPUTER ASSOCIATES INTL INC   Common           204912109     2484    89337 SH          Sole                 89337      0         0
COMPUWARE CORP                 Common           205638109     2581   271728 SH          Sole                271728      0         0
CONOCOPHILLIPS INC USD COM     Common           20825C104      807    11716 SH          Sole                     0      0     11716
CONSTELLATION ENERGY GROUP INC
 USD COM                       Common           210371100      336     5400 SH          Sole                     0      0      5400
CVRD CIA VALE DO RIO ADR       Common           204412209     1829    41710 SH          Sole                 41710      0         0
D.R. HORTON INC                Common           23331A109     5580   154056 SH          Sole                154056      0         0
DEERE  &  CO COM               Common           244199105     3024    49100 SH          Sole                     0      0     49100
DELL INC USD COM               Common           24702R101     1280    37674 SH          Sole                     0      0     37674
DEVON ENERGY CORP USD COM      Common           25179M103     1348    19500 SH          Sole                     0      0     19500
DU PONT DE NEMOURS  &  CO
 E.I. USD.30                   Common           263534109     1614    41551 SH          Sole                     0      0     41551
EBAY INC                       Common           278642103    13481   326400 SH          Sole                247400      0     79000
ELECTRONIC ARTS INC            Common           285512109     2306    40532 SH          Sole                 40532      0         0
EMERSON ELECTRIC CO USD COM    Common           291011104      474     6600 SH          Sole                     0      0      6600
ENTERGY CORP USD COM           Common           29364G103      228     3000 SH          Sole                     0      0      3000
EXXON MOBIL CORPORATION        Common           30231G102    39365   620608 SH          Sole                554736      0     65872
FEDEX CORPORATION USD COM      Common           31428X106     1725    20000 SH          Sole                     0      0     20000
FLEXTRONICS INTERNATIONAL LTD
 COM                           Common           Y2573F102      188    14700 SH          Sole                     0      0     14700
FOREST OIL CORP INC USD COM    Common           346091705      389     7200 SH          Sole                     0      0      7200
GENENTECH INC USD COM          Common           368710406     3621    42000 SH          Sole                     0      0     42000
GENERAL ELECTRIC CO USD COM    Common           369604103     3926   118150 SH          Sole                     0      0    118150
GOLDMAN SACHS GROUP INC        Common           38141G104     6675    54900 SH          Sole                 54900      0         0
GOOGLE INC-CL A                Common           38259P508    16193    51169 SH          Sole                 51169      0         0
HALLIBURTON CO USD COM         Common           406216101     2137    31000 SH          Sole                     0      0     31000
HOVNANIAN ENTERPRISES - A      Common           442487203     1604    31330 SH          Sole                 31330      0         0
IMPERIAL OIL LTD (CAD)         Common           453038408     3159    23576 SH          Sole                 23576      0         0

                                                                            SH/ PUT/ Investment  Other     Voting   Voting   Voting
          SECURITY              Title of Class    CUSIP    Value    Shares  PRN CALL Discretion Managers    Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
INCO LTD CAD COM (USD)         Common           453258402     3187    68000 SH          Sole                     0      0     68000
INTEL CORP USD COM             Common           458140100     3997   162500 SH          Sole                     0      0    162500
INTERNATIONAL BUSINESS
 MACHINES CORP USD COM         Common           459200101     3057    38000 SH          Sole                     0      0     38000
INTUIT INC                     Common           461202103     2377    53045 SH          Sole                 53045      0         0
ISHARES MSCI BRAZIL            Common           464286400     3955   118700 SH          Sole                118700      0         0
ISHARES MSCI TAIWAN INDEX      Common           464286731     4274   365000 SH          Sole                365000      0         0
JOHNSON  &  JOHNSON USD COM    Common           478160104     3205    51220 SH          Sole                     0      0     51220
JP MORGAN CHASE & CO           Common           46625H100     6589   193830 SH          Sole                126000      0     67830
KB HOME                        Common           48666K109     3455    47199 SH          Sole                 47199      0         0
KRAFT FOODS INC                Common           50075N104      908    30000 SH          Sole                     0      0     30000
LEHMAN BROTHERS HOLDINGS INC   Common           524908100     3890    33400 SH          Sole                 33400      0         0
LENNAR CORP                    Common           526057104     4449    74453 SH          Sole                 74453      0         0
LOWE'S COMPANIES INC USD COM   Common           548661107      770    12000 SH          Sole                     0      0     12000
MARATHON OIL CORP.             Common           565849106     2031    29461 SH          Sole                 29461      0         0
MARSH  &  MCLENNAN COS INC
 USD C                         Common           571748102      298    10000 SH          Sole                     0      0     10000
MASSEY ENERGY CO USD COM       Common           576206106     3020    58000 SH          Sole                     0      0     58000
MBIA INC USD COM               Common           55262C100      559     9600 SH          Sole                     0      0      9600
MDC HOLDINGS STK               Common           552676108     1731    21940 SH          Sole                 21940      0         0
MERCK  &  CO INC USD COM       Common           589331107     2524    92650 SH          Sole                     0      0     92650
MERCURY INTERACTIVE CORP       Common           589405109     2502    63184 SH          Sole                 63184      0         0
MERITAGE CORPORATION           Common           59001A102     1027    13393 SH          Sole                 13393      0         0
MERRILL LYNCH & CO             Common           590188108     7368   120100 SH          Sole                120100      0         0
MICROSOFT CORP                 Common           594918104     6445   251925 SH          Sole                 86925      0    165000
MOBILE TELESYSTEMS- SP ADR     Common           607409109      863    21213 SH          Sole                 21213      0         0
MORGAN STANLEY                 Common           617446448     9517   176500 SH          Sole                134500      0     42000
NASDAQ 100 SHARES              Common           631100104   265886  6738110 SH          Sole               6738110      0         0
NOVARTIS AG SPONS ADR REPR 1
 REGD SHS                      Common           66987V109      369     7200 SH          Sole                     0      0      7200
NOVELL INC                     Common           670006105     2771   371906 SH          Sole                371906      0         0
NVR INC                        Common           62944T105     2765     3124 SH          Sole                  3124      0         0
OCCIDENTAL PETROLEUM CORP      Common           674599105     2914    34112 SH          Sole                 34112      0         0
ORACLE CORPORATION             Common           68389X105     2240   180803 SH          Sole                180803      0         0
PARKER-HANNIFIN CORP USD COM   Common           701094104     1294    20000 SH          Sole                     0      0     20000
PEPSICO INC USD COM            Common           713448108     2999    53100 SH          Sole                     0      0     53100
PETRO-CANADA (CAD)             Common           71644E102     1692    34775 SH          Sole                 34775      0         0
PETROLEO BRASILEIRO S.A. -ADR  Common           71654V408     2582    36114 SH          Sole                 36114      0         0
PFIZER INC USD COM             Common           717081103     1459    57700 SH          Sole                     0      0     57700
PHELPS DODGE CORP USD COM      Common           717265102     2464    19000 SH          Sole                     0      0     19000
PIONEER NATURAL RESOURCES CO
 USD COM                       Common           723787107      201     3600 SH          Sole                     0      0      3600
PLUM CREEK TIMBER CO INC USD
 COM                           Common           729251108     1878    50000 SH          Sole                     0      0     50000
PROCTER  &  GAMBLE CO USD COM  Common           742718109      445     7500 SH          Sole                     0      0      7500
PULTE HOMES INC                Common           745867101     4108    95704 SH          Sole                 95704      0         0
ROSTELECOM SP ADR              Common           778529107      238    15899 SH          Sole                 15899      0         0
ROYAL DUTCH SHELL ADR A REPR 2
 CL A ORDS                     Common           780259206     2165    33000 SH          Sole                     0      0     33000
RYLAND GROUP STK               Common           783764103     1587    23199 SH          Sole                 23199      0         0
SAP AG SPONSORED ADR           Common           803054204     2415    55724 SH          Sole                 55724      0         0
SCHERING-PLOUGH CORP USD COM   Common           806605101      740    35000 SH          Sole                     0      0     35000
SCHLUMBERGER LTD CURACAO USD
 COM                           Common           806857108     2886    34600 SH          Sole                     0      0     34600
SEMICONDUCTOR HLDRS TR
 DEPOSITORY RECEIPTS           Common           816636203    81676  2211044 SH          Sole               2211044      0         0
SIEBEL SYSTEMS INC             Common           826170102     2870   277830 SH          Sole                277830      0         0
STANDARD PACIFIC STK           Common           85375C101     1396    33632 SH          Sole                 33632      0         0
SUNCOR ENERGY INC              Common           867229106     2133    30287 SH          Sole                 30287      0         0

                                                                               SH/ PUT/ Investment  Other   Voting   Voting  Voting
          SECURITY              Title of Class    CUSIP    Value     Shares    PRN CALL Discretion Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC                       Common           871503108     2668      117758 SH          Sole              117758     0         0
TELEBRAS - SPONS ADR BLOCK     Common           879287308      667       20574 SH          Sole               20574     0         0
TELENORTE LESTE PARTICIP - ADR Common           879246106      463       28021 SH          Sole               28021     0         0
TEMPLE-INLAND INC USD COM      Common           879868107      619       15286 SH          Sole                   0     0     15286
TEXAS INSTRUMENTS INC USD COM  Common           882508104     1676       49500 SH          Sole                   0     0     49500
TIME WARNER INC USD COM        Common           887317105     1694       93847 SH          Sole                   0     0     93847
TOLL BROTHERS STK              Common           889478103     3397       76055 SH          Sole               76055     0         0
TYCO INTERNATIONAL LTD USD COM Common           902124106      832       30000 SH          Sole                   0     0     30000
UNIBANCO - SPONSORED GDR       Common           90458E107      787       14967 SH          Sole               14967     0         0
UNILEVER NV NEW YORK SHS       Common           904784709     1728       24200 SH          Sole                   0     0     24200
UNILEVER PLC SPONS ADR REPR 4
 ORDS                          Common           904767704     1608       38100 SH          Sole                   0     0     38100
UNITED PARCEL SERVICE OF
 AMERICA INC CL-B USD COM      Common           911312106     2393       34500 SH          Sole                   0     0     34500
UNITED STATES STEEL CORP USD
 COM                           Common           912909108     3618       87100 SH          Sole                   0     0     87100
UNITED TECHNOLOGIES CORP USD
 COM                           Common           913017109     3370       65200 SH          Sole                   0     0     65200
UNITEDHEALTH GROUP INC USD COM Common           91324P102      908       16000 SH          Sole                   0     0     16000
VERIZON COMMUNICATIONS INC USD
 COM                           Common           92343V104      235        7270 SH          Sole                   0     0      7270
VIMPEL COMMUNICATIONS ADR      Common           68370R109      915       20593 SH          Sole               20593     0         0
WASTE MANAGEMENT INC USD COM   Common           94106L109      207        7200 SH          Sole                   0     0      7200
WELLPOINT INC                  Common           94973V107     3337       44000 SH          Sole                   0     0     44000
WYETH INC USD COM              Common           983024100     1331       29100 SH          Sole                   0     0     29100
XTO ENERGY INC USD COM         Common           98385X106      249        5400 SH          Sole                   0     0      5400
YAHOO! INC                     Common           984332106     8666      256100 SH          Sole              256100     0         0
YORK INTERNATIONAL CORP USD
 COM                           Common           986670107      303        5400 SH          Sole                   0     0      5400
                                                           705,881  17,397,409